Core Deposit Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortization Expense [Line Items]
Core deposit intangible	$ 0	$ 0	$ 0
Amortization Expenses	$ 60,000	63,000	101,000
Core Deposits [Member]
Amortization Expense [Line Items]
Asset Amortized over an estimated life	10 years
Amortization Expenses	$ 60,000	$ 63,000	$ 101,000